iShares
®
International Select Dividend ETF
Schedule of Investments
(unaudited)
July 31, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  3 .3%
APA Group ............................. 14,894,963 $ 106,549,755
Fortescue Ltd. ........................... 10,535,154 136,706,837
Magellan Financial Group Ltd. ................ 2,225,818 14,897,546
Perpetual Ltd. ........................... 1,560,599 20,732,097
278,886,235
a
Austria  —  2 .1%
Oesterreichische Post AG
(a)
.................. 804,773 30,237,806
OMV AG .............................. 2,007,609 146,806,709
177,044,515
a
Belgium  —  1 .1%
Ageas SA/N.V. .......................... 811,081 67,122,705
Proximus SADP .......................... 3,452,574 25,580,078
92,702,783
a
Canada  —  5 .7%
Bank of Nova Scotia (The) ................... 1,559,151 136,768,412
Canadian Utilities Ltd. , Class A , NVS ............ 1,254,254 49,853,431
Cogeco Communications, Inc. ................ 704,592 29,704,596
Emera, Inc. ............................. 1,673,073 89,403,216
Great-West Lifeco, Inc. ..................... 911,364 60,421,707
Labrador Iron Ore Royalty Corp. ............... 1,394,290 26,605,741
Parex Resources, Inc. ..................... 2,499,431 43,290,070
Peyto Exploration & Development Corp.
(a)
........ 2,665,857 48,929,986
484,977,159
a
Denmark  —  1 .1%
Danske Bank A.S. ........................ 1,646,919 94,779,632
a
Finland  —  0 .4%
Tieto OYJ .............................. 1,731,780 37,067,436
a
France  —  14 .3%
Arkema SA ............................. 1,005,797 68,507,453
Ayvens SA
(b)
............................ 5,212,277 70,249,604
Bouygues SA ........................... 1,193,143 67,209,448
Carrefour SA ............................ 6,033,840 110,732,893
Credit Agricole SA ........................ 4,189,360 93,613,155
Edenred SE ............................ 1,915,819 63,077,893
FDJ UNITED
(a)
.......................... 2,736,660 69,242,913
Orange SA ............................. 6,762,382 129,213,517
Rubis SCA ............................. 1,332,660 51,517,396
Teleperformance SE
(a)
...................... 1,187,006 94,446,908
TotalEnergies SE ......................... 4,433,981 390,901,793
1,208,712,973
a
Germany  —  3 .4%
Bayerische Motoren Werke AG ............... 628,499 43,079,483
Freenet AG ............................. 2,046,188 57,499,989
Mercedes-Benz Group AG ................... 3,384,763 183,011,265
283,590,737
a
Hong Kong  —  5 .9%
BOC Hong Kong Holdings Ltd. ................ 12,587,500 83,707,655
Budweiser Brewing Co. APAC Ltd.
(a) (b)
........... 39,853,800 33,385,990
CK Infrastructure Holdings Ltd. ................ 5,758,500 45,932,923
Henderson Land Development Co. Ltd.
(a)
......... 15,930,000 57,752,102
Hysan Development Co. Ltd. ................. 13,020,000 30,960,552
Kerry Properties Ltd. ...................... 12,898,500 32,183,070
PCCW Ltd. ............................. 84,234,000 63,136,462
Sino Land Co. Ltd. ........................ 39,754,000 54,146,581
Stella International Holdings Ltd.
(a)
............. 16,565,500 30,785,840
VTech Holdings Ltd.
(a)
...................... 4,485,100 29,568,853
Security Shares Value
a
Hong Kong (continued)
Yue Yuen Industrial Holdings Ltd.
(a)
............. 22,700,500 $ 41,083,646
502,643,674
a
Italy  —  10 .1%
A2A SpA .............................. 16,989,220 44,378,941
Banco BPM SpA ......................... 7,653,144 139,732,561
BPER Banca SpA ........................ 5,059,945 82,220,078
Enel SpA .............................. 22,427,742 253,285,431
Eni SpA ............................... 8,707,271 242,207,356
Snam SpA ............................. 12,968,057 87,934,030
849,758,397
a
Netherlands  —  4 .5%
Aegon Ltd. ............................. 7,107,349 67,543,985
ING Groep N.V. .......................... 4,823,922 169,520,076
NN Group N.V. .......................... 947,739 89,334,950
Signify N.V.
(b)
............................ 3,296,853 56,351,758
382,750,769
a
New Zealand  —  0 .7%
Spark New Zealand Ltd.
(a)
................... 50,809,457 57,443,236
a
Norway  —  4 .7%
Aker ASA , Class A ........................ 478,518 64,371,407
Aker BP ASA ............................ 4,626,436 164,952,800
DNB Bank ASA .......................... 2,812,009 90,542,761
SpareBank 1 Sor-Norge ASA ................. 1,588,768 35,591,452
Wallenius Wilhelmsen ASA , Class B ............ 2,665,472 41,539,458
396,997,878
a
South Korea  —  1 .9%
DB Insurance Co. Ltd. ..................... 228,775 24,773,950
Hyundai Elevator Co. Ltd. ................... 780,252 36,515,268
Kia Corp. .............................. 1,064,909 96,012,433
157,301,651
a
Spain  —  12 .2%
Banco de Sabadell SA ..................... 28,419,749 109,109,754
Bankinter SA ............................ 2,520,295 46,360,617
CaixaBank SA ........................... 7,039,052 102,251,616
Enagas SA ............................. 4,030,713 78,569,089
Logista Integral SA ........................ 1,356,394 57,865,931
Mapfre SA ............................. 6,108,754 31,236,557
Naturgy Energy Group SA ................... 3,638,383 121,375,924
Redeia Corp. SA ......................... 4,002,388 70,590,259
Repsol SA ............................. 5,959,939 181,903,455
Telefonica SA ........................... 43,408,175 179,218,896
Unicaja Banco SA
(b)
....................... 12,650,361 48,643,783
1,027,125,881
a
Sweden  —  4 .8%
Nordea Bank Abp ........................ 7,246,773 146,368,146
Svenska Handelsbanken AB , Class A ........... 5,072,313 77,558,496
Swedbank AB , Class A ..................... 2,666,806 106,672,129
Telia Co. AB ............................ 16,388,725 75,948,706
406,547,477
a
Switzerland  —  3 .1%
Swiss Re AG ............................ 561,919 93,511,764
Zurich Insurance Group AG .................. 223,119 169,956,014
263,467,778
a
United Kingdom  —  17 .6%
Aberdeen Group PLC ...................... 15,870,633 51,660,052
Admiral Group PLC ....................... 1,485,211 75,289,018
Ashmore Group PLC ...................... 6,791,973 18,893,621

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
International Select Dividend ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
United Kingdom (continued)
British American Tobacco PLC ................ 5,207,517 $ 315,892,832
BT Group PLC .......................... 30,631,532 82,939,145
Domino's Pizza Group PLC .................. 11,230,506 30,622,600
Imperial Brands PLC ...................... 3,454,080 131,085,318
Investec PLC ........................... 4,577,748 40,065,297
ITV PLC ............................... 62,472,516 62,632,894
Legal & General Group PLC ................. 29,465,677 119,641,131
NatWest Group PLC ....................... 15,448,228 145,717,481
OSB Group PLC ......................... 3,606,703 27,151,146
Persimmon PLC ......................... 2,949,455 44,271,841
Rio Tinto PLC ........................... 2,338,758 227,256,229
Standard Life PLC ........................ 5,990,353 74,647,641
Zigup PLC ............................. 6,341,177 39,526,756
1,487,293,002
a
Total Common Stocks — 96.9%
(Cost: $ 6,319,480,072 ) ............................... 8,189,091,213
a
Preferred Stocks
Germany  —  2 .2%
Porsche Automobil Holding SE , Preference Shares ,
NVS ................................ 1,781,556 59,131,810
Volkswagen AG , Preference Shares , NVS ........ 1,495,641 129,256,306
a
Total Preferred Stocks — 2.2%
(Cost: $ 239,101,629 ) ................................ 188,388,116
a
Total Long-Term Investments — 99.1%
(Cost: $ 6,558,581,701 ) ............................... 8,377,479,329
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  2 .3%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.81%
(c) (d) (e)
...................... 188,972,241 $ 189,028,932
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(c) (d)
............................ 2,072,315 2,072,315
a
Total Short-Term Securities — 2.3%
(Cost: $ 191,097,535 ) ................................ 191,101,247
Total Investments —  101.4%
(Cost: $ 6,749,679,236 ) ............................... 8,568,580,576
Liabilities in Excess of Other Assets — ( 1 .4 ) % ............... (119,207,194)
Net Assets — 100.0% ................................. $ 8,449,373,382
(a)
All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/26
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
  Shares
Held at
07/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 76,415,269  $ 112,620,211
(a)
$ —  $ (7,712) $ 1,164  $ 189,028,932  188,972,241  $ 282,759
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 5,075,902  —  (3,003,587)
(a)
—  —  2,072,315  2,072,315  40,704  —
$ —  $ (7,712) $ 1,164
$ 191,101,247
$ 323,463  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
International Select Dividend ETF
Schedule of Investments
(unaudited) (continued)
July 31, 2026
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
SPI 200 Index ........................................................................ 52 09/17/26 $ 8,181 $ 125,633
Euro STOXX 50 Index .................................................................. 235 09/18/26 17,270 174,088
FTSE 100 Index ...................................................................... 252 09/18/26 36,934 1,087,590
$ 1,387,311
Equity Swap Contracts
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depr e ciation)
Long Contracts
(a)
Enagas SA ........................ BNP Paribas USD 2,402,670 09/13/27 0.40% 1D ESTR Monthly $ 24,959
Enagas SA ........................ JPMorgan Chase Bank NA 2,335,837 02/11/27 0.10% 1D ESTR Monthly 4,679
Redeia Corp SA ..................... JPMorgan Chase Bank NA 4,507,904 02/11/27 0.10% 1D ESTR Monthly (4,517)
Total long positions of equity swaps 25,121
Net dividends and financing fees (20,919)
Total equity swap contracts including dividends and financing fees $ 4,202
(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
International Select Dividend ETF
4
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks .......................................... $ 834,177,497  $ 7,354,913,716  $ —  $ 8,189,091,213
Preferred Stocks .......................................... —  188,388,116  —  188,388,116
Short-Term Securities
Money Market Funds ....................................... 191,101,247  —  —  191,101,247
$ 1,025,278,744  $ 7,543,301,832  $ —  $ 8,568,580,576
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................ $ 299,721  $ 1,117,228  $ —  $ 1,416,949
Liabilities
Equity Contracts ............................................ —  (25,436) —  (25,436)
$ 299,721  $ 1,091,792  $ —  $ 1,391,513
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
1D ESTR EUR - 1D Euro Short Term Rate
NVS Non-Voting Shares
Fair Value Hierarchy as of Period End (continued)